UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Sovereign Investors Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2010

John Hancock Sovereign Investors Fund
As of 7-31-10 (Unaudited)

	Shares	Value

Common Stocks 98.14%		$541,042,969
(Cost $423,010,486)

Consumer Discretionary 10.36%		57,128,728

Hotels, Restaurants & Leisure 4.34%
Darden Restaurants, Inc.	170,000	7,121,299
Marriott International, Inc., Class A (L)	160,391	5,438,859
McDonald's Corp.	163,000	11,365,990

Multiline Retail 2.03%
Target Corp.	218,000	11,187,760

Specialty Retail 2.84%
Lowe's Companies, Inc.	269,000	5,579,060
TJX Companies, Inc.	243,000	10,089,360

Textiles, Apparel & Luxury Goods 1.15%
VF Corp.	80,000	6,346,400

Consumer Staples 8.92%		49,159,403

Beverages 3.33%
PepsiCo, Inc.	282,825	18,358,171

Household Products 2.02%
The Procter & Gamble Company	182,000	11,131,120

Personal Products 1.56%
Avon Products, Inc.	276,000	8,591,880

Tobacco 2.01%
Philip Morris International, Inc.	217,050	11,078,232

Energy 11.01%		60,691,800

Energy Equipment & Services 0.96%
Helmerich & Payne, Inc.	130,000	5,268,900

Oil, Gas & Consumable Fuels 10.05%
EOG Resources, Inc.	87,000	8,482,500
Exxon Mobil Corp.	290,000	17,307,200
Occidental Petroleum Corp.	140,000	10,910,200
QEP Resources, Inc. (I)	296,000	10,188,320
Royal Dutch Shell PLC, ADR (L)	154,000	8,534,680

Financials 14.23%		78,435,368

Capital Markets 6.26%
Franklin Resources, Inc.	98,000	9,856,840
State Street Corp.	210,000	8,173,200
T. Rowe Price Group, Inc. (L)	178,500	8,609,055
The Charles Schwab Corp.	531,000	7,853,490

Commercial Banks 2.40%
Cullen/Frost Bankers, Inc. (L)	140,000	7,729,400
U.S. Bancorp	230,000	5,497,000

Diversified Financial Services 2.27%
JPMorgan Chase & Company	310,740	12,516,607

Insurance 3.30%
Aflac, Inc.	117,400	5,774,906
Chubb Corp.	121,000	6,368,230
MetLife, Inc.	144,000	6,056,640

1

John Hancock Sovereign Investors Fund
As of 7-31-10 (Unaudited)

	Shares	Value

Health Care 11.00%		$60,651,030

Health Care Equipment & Supplies 3.66%
Becton, Dickinson & Company	110,000	7,568,000
DENTSPLY International, Inc. (L)	258,000	7,745,160
Medtronic, Inc.	132,000	4,880,040

Pharmaceuticals 7.34%
Abbott Laboratories	310,000	15,214,800
Johnson & Johnson	128,000	7,435,520
Merck & Company, Inc.	246,000	8,477,160
Teva Pharmaceutical Industries, Ltd., SADR	191,000	9,330,350

Industrials 16.06%		88,543,842

Aerospace & Defense 3.62%
General Dynamics Corp.	82,000	5,022,500
United Technologies Corp.	210,000	14,931,000

Electrical Equipment 2.09%
Emerson Electric Company	233,000	11,542,820

Industrial Conglomerates 5.80%
3M Company	208,000	17,792,320
General Electric Company	878,350	14,159,002

Machinery 4.55%
Caterpillar, Inc.	175,200	12,220,200
Illinois Tool Works, Inc.	296,000	12,876,000

Information Technology 20.86%		115,027,702

Communications Equipment 2.22%
Cisco Systems, Inc. (I)	530,000	12,227,100

Computers & Peripherals 4.34%
Apple, Inc. (I)	29,000	7,460,250
EMC Corp. (I)	170,000	3,364,300
Hewlett-Packard Company	285,000	13,121,400

Internet Software & Services 1.56%
Google, Inc., Class A (I)	17,730	8,596,391

IT Services 4.04%
International Business Machines Corp.	143,300	18,399,720
Paychex, Inc. (L)	150,000	3,898,500

Semiconductors & Semiconductor Equipment 5.59%
Intel Corp.	500,000	10,300,000
Linear Technology Corp. (L)	472,500	15,063,300
Texas Instruments, Inc.	220,000	5,431,800

Software 3.11%
Microsoft Corp.	665,050	17,164,941

Materials 3.65%		20,102,776

Chemicals 1.95%
Praxair, Inc. (L)	123,800	10,748,316

Metals & Mining 1.70%
Nucor Corp. (L)	239,000	9,354,460

2

John Hancock Sovereign Investors Fund
As of 7-31-10 (Unaudited)

			Shares	Value

Telecommunication Services 1.17%				$6,433,120

Diversified Telecommunication Services 1.17%
AT&T, Inc.			248,000	6,433,120

Utilities 0.88%				4,869,200

Gas Utilities 0.88%
Questar Corp.			296,000	4,869,200

		Maturity	Par value
	Yield*	date		Value

Short-Term Investments 10.64%				$58,659,278
(Cost $58,638,533)

Short-Term Securities 1.56%				8,599,986
Federal Home Loan Bank Discount Notes	0.060%	8-2-10	$8,600,000	8,599,986

			Shares	Value

Securities Lending Collateral 9.08%				50,059,292
John Hancock Collateral Investment Trust (W)	0.3385%(Y)		5,000,728	50,059,292

Total investments (Cost $481,649,019)† 108.78%				$599,702,247

Other assets and liabilities, net (8.78%)				($48,414,325)

Total net assets 100.00%				$551,287,922

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 7-31-10.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 7-31-10.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 7-31-10, the aggregate cost of investment securities for federal income tax purposes was $482,932,791. Net unrealized appreciation aggregated $116,769,456, of which $129,360,201 related to appreciated investment securities and $12,590,745 related to depreciated investment securities.

3

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2010, by major security category or type:

			Level 2	Level 3
			Significant	Significant
	Total Market	Level 1 Quoted	Observable	Unobservable
	Value at 7-31-10	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$57,128,728	$57,128,728	-	-
Consumer Staples	49,159,403	49,159,403	-	-
Energy	60,691,800	60,691,800	-	-
Financials	78,435,368	78,435,368	-	-
Health Care	60,651,030	60,651,030	-	-
Industrials	88,543,842	88,543,842	-	-
Information Technology	115,027,702	115,027,702	-	-
Materials	20,102,776	20,102,776	-	-
Telecommunication Services	6,433,120	6,433,120	-	-
Utilities	4,869,200	4,869,200	-	-
Short-Term Investments	58,659,278	50,059,292	$8,599,986	-
Total investments in Securities	$599,702,247	$591,102,261	$8,599,986	-

During the nine month period ended July 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value (NAV). JHCIT has a floating NAV and invests in short-term investments as part of a securities lending program.

4

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.

6

290Q3 7/10
9/10

John Hancock
MUTUAL FUNDS

John Hancock Balanced Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2010

John Hancock Balanced Fund
As of 7-31-10 (Unaudited)

	Shares	Value

Common Stocks 58.20%		$678,116,182
(Cost $609,370,154)

Consumer Discretionary 6.03%		70,232,986

Automobiles 0.13%
Ford Motor Company (I)(L)	118,161	1,508,915

Diversified Consumer Services 0.80%
Apollo Group, Inc., Class A (I)(L)	200,956	9,270,100

Hotels, Restaurants & Leisure 0.59%
McDonald's Corp.	98,321	6,855,923

Household Durables 0.45%
Pulte Group, Inc. (I)(L)	594,876	5,223,011

Media 2.01%
News Corp., Class B (L)	783,283	11,584,756
Sirius XM Radio, Inc. (I)(L)	8,993,687	9,263,498
The Washington Post Company, Class B (L)	6,174	2,596,105

Specialty Retail 0.76%
Best Buy Company, Inc.	255,474	8,854,729

Textiles, Apparel & Luxury Goods 1.29%
NIKE, Inc., Class B	204,725	15,075,949

Consumer Staples 4.07%		47,388,435

Food & Staples Retailing 1.78%
The Kroger Company	301,907	6,394,390
Walgreen Company	501,676	14,322,850

Food Products 1.38%
Archer-Daniels-Midland Company	371,178	10,155,430
Bunge, Ltd. (L)	53,765	2,669,432
Ralcorp Holdings, Inc. (I)	56,346	3,290,606

Household Products 0.91%
The Procter & Gamble Company	172,592	10,555,727

Energy 7.63%		88,925,810

Energy Equipment & Services 0.66%
Baker Hughes, Inc. (L)	160,006	7,723,490

Oil, Gas & Consumable Fuels 6.97%
Canadian Natural Resources, Ltd.	86,498	2,977,261
CONSOL Energy, Inc.	156,347	5,859,886
Denbury Resources, Inc. (I)(L)	1,000,900	15,854,256
OGX Petroleo e Gas Participacoes SA (I)	1,338,403	14,146,527
Southwestern Energy Company (I)	374,834	13,662,699
Suncor Energy, Inc.	871,068	28,701,691

Financials 9.40%		109,576,290

Capital Markets 4.38%
BlackRock, Inc.	38,155	6,009,031
Franklin Resources, Inc.	77,417	7,786,602
Lazard, Ltd., Class A	300,294	8,909,723
Morgan Stanley	229,315	6,189,212
State Street Corp.	43,891	1,708,238
The Charles Schwab Corp.	971,211	14,364,211
The Goldman Sachs Group, Inc.	40,762	6,147,725

1

John Hancock Balanced Fund
As of 7-31-10 (Unaudited)

	Shares	Value

Financials (continued)

Commercial Banks 0.32%
Wells Fargo & Company	133,932	$3,713,934

Diversified Financial Services 2.02%
Bank of America Corp.	1,205,491	16,925,094
JPMorgan Chase & Company	163,533	6,587,109

Insurance 2.68%
ACE, Ltd.	111,742	5,931,265
Berkshire Hathaway, Inc., Class B (I)	134,848	10,534,326
Prudential Financial, Inc.	257,808	14,769,820

Health Care 5.44%		63,340,880

Biotechnology 1.84%
Amgen, Inc. (I)	298,582	16,281,676
Cephalon, Inc. (I)(L)	90,175	5,117,431

Health Care Providers & Services 0.79%
Laboratory Corp. of America Holdings (I)	39,906	2,912,340
McKesson Corp.	100,713	6,326,791

Pharmaceuticals 2.81%
Abbott Laboratories	166,088	8,151,599
Pfizer, Inc.	1,582,081	23,731,215
Shire PLC, ADR	11,904	819,828

Industrials 5.17%		60,210,122

Aerospace & Defense 0.71%
Honeywell International, Inc.	192,489	8,250,079

Commercial Services & Supplies 1.85%
Republic Services, Inc.	677,722	21,592,223

Electrical Equipment 0.49%
ABB, Ltd., SADR	283,033	5,711,606

Industrial Conglomerates 1.12%
Tyco International, Ltd.	340,508	13,034,646

Machinery 1.00%
Deere & Company	96,732	6,450,090
Illinois Tool Works, Inc.	118,859	5,170,367

Oil, Gas & Consumable Fuels 0.00%
Brazil Ethanol, Inc. (I)(S)	111,100	1,111

Information Technology 13.29%		154,855,586

Communications Equipment 1.89%
QUALCOMM, Inc.	578,218	22,018,541

Computers & Peripherals 3.82%
Apple, Inc. (I)	52,831	13,590,775
Dell, Inc. (I)	1,798,389	23,810,670
EMC Corp. (I)	356,652	7,058,143

Electronic Equipment, Instruments & Components 0.86%
Corning, Inc.	555,441	10,064,591

Internet Software & Services 2.17%
eBay, Inc. (I)	540,714	11,306,330
Google, Inc., Class A (I)	28,816	13,971,438

2

John Hancock Balanced Fund
As of 7-31-10 (Unaudited)

			Shares	Value

Information Technology (continued)

Software 4.55%
Intuit, Inc. (I)			529,691	$21,055,217
Microsoft Corp.			1,239,050	31,979,881

Materials 4.41%				51,379,246

Chemicals 1.94%
Ecolab, Inc.			283,418	13,861,974
Monsanto Company			150,581	8,709,605

Containers & Packaging 0.49%
Owens-Illinois, Inc. (I)			205,744	5,688,822

Metals & Mining 1.98%
Avalon Rare Metals, Inc. (I)			192,000	500,520
Barrick Gold Corp.			449,573	18,477,450
Freeport-McMoRan Copper & Gold, Inc.			44,961	3,216,510
Molycorp, Inc. (I)			74,908	924,365

Telecommunication Services 0.77%				9,013,620

Wireless Telecommunication Services 0.77%
Vodafone Group PLC, SADR (L)			383,885	9,013,620

Utilities 1.99%				23,193,207

Electric Utilities 0.35%
PPL Corp.			147,893	4,036,000

Gas Utilities 0.78%
EQT Corp.			247,579	9,081,198

Water Utilities 0.86%
American Water Works Company, Inc.			471,282	10,076,009

			Shares	Value

Preferred Stocks 0.11%				$1,254,045
(Cost $1,154,100)

Energy 0.11%				1,254,045
Apache Corp., 6.000%			23,082	1,254,045

		Maturity	Par value
	Rate	date		Value

U.S. Government & Agency Obligations 14.48%				$168,747,339
(Cost $162,759,458)

U.S. Government 8.10%				94,434,360
Treasury Inflation Protected Securities (D)
Note	2.000%	01/15/14	$16,530,500	17,635,977
Note	2.500	07/15/16	2,160,640	2,410,127
U.S. Treasury
Bond	6.000	02/15/26	2,500,000	3,238,673
Bond	4.500	08/15/39	5,000,000	5,440,625

3

John Hancock Balanced Fund
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

U.S. Government (continued)
Note	3.625%	08/15/19	$1,870,000	$1,993,156
Note	3.625	02/15/20	1,940,000	2,059,128
Note	3.375	11/15/19	2,900,000	3,023,024
Note	2.500	04/30/15	10,310,000	10,786,033
Note	2.375	10/31/14	2,625,000	2,738,817
Note	2.375	02/28/15	2,810,000	2,927,233
Note	2.375	03/31/16	16,000,000	16,416,256
Note	1.875	06/30/15	11,170,000	11,334,065
Note	1.750	08/15/12	14,090,000	14,431,246

U.S. Government Agency 6.38%				74,312,979
Federal Farm Credit Bank	3.000	12/22/14	3,000,000	3,032,103
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru Ctf	4.500	11/01/24	2,157,957	2,286,778
Federal National Mortgage Association
15 Yr Pass Thru Ctf	7.000	07/01/11	7,324	7,477
15 Yr Pass Thru Ctf	6.500	08/01/16	14,866	16,155
15 Yr Pass Thru Ctf	5.500	08/01/22	2,539,469	2,745,126
15 Yr Pass Thru Ctf	5.500	01/01/23	2,375,707	2,568,101
15 Yr Pass Thru Ctf	4.500	12/01/17	272,562	291,627
15 Yr Pass Thru Ctf	4.500	03/01/23	2,992,507	3,181,551
15 Yr Pass Thru Ctf	4.000	07/01/24	5,051,603	5,295,897
15 Yr Pass Thru Ctf	3.000	10/29/14	5,000,000	5,032,080
30 Yr Pass Thru Ctf	8.000	01/01/31	7,499	8,654
30 Yr Pass Thru Ctf	7.500	04/01/31	8,068	9,258
30 Yr Pass Thru Ctf	7.000	06/01/31	7,874	8,864
30 Yr Pass Thru Ctf	7.000	06/01/32	3,966	4,440
30 Yr Pass Thru Ctf	5.500	08/01/37	6,271,879	6,786,696
30 Yr Pass Thru Ctf	5.000	TBA	4,645,000	4,949,130
30 Yr Pass Thru Ctf (P)	4.919	12/01/38	484,082	516,576
30 Yr Pass Thru Ctf	2.750	03/13/14	9,000,000	9,475,443
Note	6.000	05/15/11	1,500,000	1,566,831
Note	5.125	04/15/11	1,000,000	1,034,350
Note	2.050	01/28/13	10,000,000	10,056,690
Financing Corp.
Bond	9.650	11/02/18	1,790,000	2,668,158
Government National Mortgage Association
15 Yr Pass Thru Ctf	5.500	08/15/23	4,497,269	4,882,908
30 Yr Pass Thru Ctf	9.000	04/15/21	1,630	1,883
30 Yr Pass Thru Ctf	6.500	04/15/29	99,058	110,891
30 Yr Pass Thru Ctf	5.500	07/20/38	1,919,339	2,085,557
30 Yr Pass Thru Ctf	5.500	09/15/38	4,502,186	4,898,297
New Valley Generation II
Pass Thru Ctf Ser 2001	5.572	05/01/20	719,649	791,458

Corporate Bonds 20.14%				$234,705,734
(Cost $213,695,208)

Consumer Discretionary 1.26%				14,669,978

Auto Components 0.09%
Allison Transmission, Inc. (S)	11.000%	11/01/15	$1,000,000	1,075,000

Hotels, Restaurants & Leisure 0.08%
Isle of Capri Casinos, Inc.	7.000	03/01/14	1,000,000	917,500

4

John Hancock Balanced Fund
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Consumer Discretionary (continued)

Household Durables 0.09%
Whirlpool Corp.	8.000%	05/01/12	$1,000,000	$1,094,834

Media 0.85%
Comcast Cable Communications Holdings, Inc.	8.375	03/15/13	729,000	849,238
DirecTV Holdings LLC	7.625	05/15/16	2,000,000	2,220,000
Time Warner Cable, Inc.	6.750	07/01/18	4,000,000	4,671,652
Viacom, Inc.	7.875	07/30/30	1,770,000	2,107,058

Multiline Retail 0.10%
Macy's Retail Holdings, Inc.	8.375	07/15/15	1,000,000	1,118,750

Specialty Retail 0.05%
Staples, Inc.	9.750	01/15/14	500,000	615,946

Consumer Staples 2.41%				28,021,749

Beverages 0.61%
Anheuser-Busch InBev Worldwide, Inc. (S)	7.200	01/15/14	5,000,000	5,788,700
PepsiCo, Inc.	7.900	11/01/18	1,000,000	1,307,647

Food & Staples Retailing 0.16%
CVS Caremark Corp. (6.302% to 6-1-12, then 3 month LIBOR
+ 2.065%)	6.302	06/01/37	2,000,000	1,840,000

Food Products 0.57%
Kraft Foods, Inc.	6.125	08/23/18	4,000,000	4,651,932
Ralcorp Holdings Corp.	4.950	08/15/20	2,000,000	2,037,932

Household Products 0.56%
Clorox Company	5.000	03/01/13	5,000,000	5,444,145
Yankee Acquisition Corp.	8.500	02/15/15	1,000,000	1,030,000

Tobacco 0.51%
Altria Group, Inc.	8.500	11/10/13	3,235,000	3,840,459
Lorillard Tobacco Company	6.875	05/01/20	2,000,000	2,080,934

Energy 1.65%				19,258,727

Energy Equipment & Services 0.21%
MidAmerican Energy Holdings Company	8.480	09/15/28	2,000,000	2,521,436

Oil, Gas & Consumable Fuels 1.44%
Duke Capital LLC	5.668	08/15/14	5,000,000	5,509,780
Kinder Morgan Energy Partners LP	5.950	02/15/18	5,000,000	5,591,625
Marathon Oil Canada Corp.	8.375	05/01/12	1,000,000	1,108,116
Plains All American Pipeline LP	4.250	09/01/12	2,000,000	2,086,870
Shell International Finance BV	6.375	12/15/38	2,000,000	2,440,900

Financials 7.59%				88,437,588

Capital Markets 1.17%
Macquarie Group, Ltd. (S)	6.000	01/14/20	3,000,000	3,152,304
Morgan Stanley	6.000	04/28/15	5,000,000	5,386,385
The Goldman Sachs Group, Inc.	6.750	10/01/37	1,000,000	1,018,712
The Goldman Sachs Group, Inc.	5.375	03/15/20	4,000,000	4,117,332

Commercial Banks 2.06%
Australia & New Zealand Banking Group, Ltd. (S)	5.100	01/13/20	2,160,000	2,296,328
Barclays Bank PLC	5.125	01/08/20	3,000,000	3,111,807
Commonwealth Bank of Australia (S)	5.000	03/19/20	2,725,000	2,882,952

5

John Hancock Balanced Fund
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Financials (continued)
Credit Suisse New York	5.300%	08/13/19	$3,000,000	$3,289,974
PNC Funding Corp.	4.250	09/21/15	2,000,000	2,112,520
State Bank of India/London (S)	4.500	07/27/15	1,600,000	1,623,196
Wachovia Corp.	5.750	02/01/18	3,000,000	3,359,808
Westpac Banking Corp.	4.875	11/19/19	5,000,000	5,273,280

Consumer Finance 0.44%
Capital One Financial Corp.	7.375	05/23/14	1,000,000	1,162,344
Discover Bank	7.000	04/15/20	2,000,000	2,129,222
SLM Corp., MTN	8.450	06/15/18	2,000,000	1,863,310

Diversified Financial Services 1.90%
Bank of America Corp.	5.650	05/01/18	4,000,000	4,187,296
Beaver Valley Funding	9.000	06/01/17	662,000	739,990
Citigroup, Inc.	6.125	05/15/18	4,000,000	4,279,408
ERAC USA Finance Company (S)	6.375	10/15/17	700,000	793,216
GE Capital Trust I (6.375% to 11-15-17, then 3 month LIBOR
+ 2.290%)	6.375	11/15/67	1,000,000	950,000
General Electric Capital Corp., Series A	6.125	02/22/11	1,000,000	1,029,464
JPMorgan Chase & Company	4.650	06/01/14	2,000,000	2,161,964
Mellon Funding Corp.	5.500	11/15/18	3,000,000	3,343,032
Merrill Lynch & Company, Inc.	7.750	05/14/38	1,000,000	1,134,498
The Bear Stearns Companies LLC	7.250	02/01/18	1,000,000	1,191,451
The Bear Stearns Companies LLC	6.400	10/02/17	2,000,000	2,271,774

Insurance 0.97%
Aflac, Inc.	8.500	05/15/19	1,500,000	1,845,114
American International Group, Inc., MTN	5.850	01/16/18	2,000,000	1,900,000
CNA Financial Corp.	6.500	08/15/16	3,675,000	3,883,207
Prudential Financial, Inc., MTN	5.150	01/15/13	3,500,000	3,717,021

Real Estate Investment Trusts 1.05%
AMB Property LP	6.625	12/01/19	1,000,000	1,080,578
Boston Properties LP	5.875	10/15/19	3,000,000	3,272,496
Duke Realty LP	5.950	02/15/17	2,000,000	2,082,016
ProLogis	6.625	05/15/18	2,000,000	1,950,180
Vornado Realty Trust	4.250	04/01/15	3,805,000	3,845,409

Health Care 0.95%				11,091,777

Health Care Equipment & Supplies 0.04%
Covidien International Finance SA	6.000	10/15/17	380,000	444,197

Health Care Providers & Services 0.29%
Express Scripts, Inc.	6.250	06/15/14	3,000,000	3,429,384

Pharmaceuticals 0.62%
Abbott Laboratories	5.600	11/30/17	1,000,000	1,169,093
Roche Holdings, Inc. (S)	5.000	03/01/14	2,250,000	2,499,512
Schering-Plough Corp.	6.000	09/15/17	3,000,000	3,549,591

Industrials 1.49%				17,398,961

Airlines 0.15%
Delta Air Lines, Inc.	6.821	08/10/22	1,685,395	1,706,462

Building Materials 0.17%
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	2,000,000	2,045,000

6

John Hancock Balanced Fund
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Industrials (continued)

Industrial Conglomerates 0.68%
Koninklijke (Royal) Philips Electronics N.V.	5.750%	03/11/18	$5,000,000	$5,681,125
Textron, Inc.	6.200	03/15/15	2,000,000	2,192,538

Road & Rail 0.29%
Burlington Northern Santa Fe Corp.	5.750	03/15/18	2,000,000	2,262,726
Union Pacific Corp.	5.750	11/15/17	1,000,000	1,139,588

Trading Companies & Distributors 0.20%
GATX Corp.	8.750	05/15/14	2,000,000	2,371,522

Information Technology 0.71%				8,226,423

Computers & Peripherals 0.47%
Hewlett-Packard Company	4.500	03/01/13	5,000,000	5,418,245

IT Services 0.24%
International Business Machines Corp.	8.000	10/15/38	2,000,000	2,808,178

Materials 1.72%				20,038,123

Chemicals 0.67%
E.I. Du Pont de Nemours & Company	5.875	01/15/14	2,000,000	2,279,562
Ecolab, Inc.	4.875	02/15/15	5,000,000	5,523,690

Metals & Mining 0.64%
ArcelorMittal	9.850	06/01/19	2,000,000	2,583,794
Commercial Metals Company	7.350	08/15/18	2,500,000	2,637,635
Nucor Corp.	5.000	06/01/13	2,000,000	2,185,182

Paper & Forest Products 0.41%
International Paper Company	7.950	06/15/18	4,000,000	4,828,260

Telecommunication Services 0.78%				9,116,191

Diversified Telecommunication Services 0.58%
Telecom Italia Capital SA	6.175	06/18/14	1,000,000	1,086,708
Verizon Communications, Inc.	5.550	02/15/16	5,000,000	5,722,790

Wireless Telecommunication Services 0.20%
America Movil SAB de CV (S)	5.000	03/30/20	2,170,000	2,306,693

Utilities 1.58%				18,446,217

Electric Utilities 0.86%
Allegheny Energy Supply Company LLC (S)	5.750	10/15/19	2,000,000	2,041,462
Appalachian Power Company	4.950	02/01/15	3,000,000	3,244,506
Duke Energy Carolinas LLC	5.250	01/15/18	1,000,000	1,137,778
Florida Power Corp.	5.800	09/15/17	1,205,000	1,397,970
Kansas City Power & Light Company	6.500	11/15/11	1,000,000	1,059,804
Oncor Electric Delivery Company	5.950	09/01/13	1,000,000	1,110,952

Independent Power Producers & Energy Traders 0.13%
AES Eastern Energy LP	9.000	01/02/17	1,516,960	1,570,054

Multi-Utilities 0.59%
Pacific Gas & Electric Company	5.625	11/30/17	5,000,000	5,712,365
Sempra Energy	6.500	06/01/16	1,000,000	1,171,326

7

John Hancock Balanced Fund
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Collateralized Mortgage Obligations 1.90%				$22,104,315
(Cost $21,976,252)

Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	6.010%	12/10/49	$3,000,000	3,184,613
Federal Home Loan Mortgage Corp.
Series 3545, Class PA	4.000	06/15/39	2,074,546	2,141,362
Federal National Mortgage Association
Series 2009-50, Class GI IO	5.000	05/25/39	10,901,203	1,603,264
Series 398, Class C3 IO	4.500	05/25/39	6,540,790	1,245,280
Series 402, Class 4 IO	4.000	10/25/39	11,406,288	2,388,356
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	9,619,061	1,554,080
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	5.874	04/15/45	2,000,000	1,783,733
Series 2007-CB18, Class A4	5.440	06/12/47	2,000,000	2,051,953
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3	5.430	02/15/40	2,195,000	2,219,480
Morgan Stanley Capital I
Series 2007-IQ15, Class A4 (P)	5.880	06/11/49	3,000,000	3,112,004
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1 (P)	5.868	09/25/36	1,022,666	820,190

Asset Backed Securities 0.51%				$5,944,371
(Cost $5,999,929)

BMW Vehicle Lease Trust
Series 2009-1, Class A3	2.910%	03/15/12	$5,000,000	5,058,143
Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04/25/37	1,000,000	886,228

Warrants 0.01%				$70,435
(Cost $179,272)

Boise, Inc. (Expiration date 6-18-11; strike price $7.50) (I)			70,816	35,408
Avalon Rare Metals, Inc. (Expiration date 9-17-11; Strike price: CAD 3.00) (I)			96,000	35,027

		Maturity	Par value
	Yield*	date		Value

Short-Term Investments 8.75%				$101,973,251
(Cost $101,946,305)

Short-Term Securities 4.62%				53,799,911
Federal Home Loan Bank Discount Notes	0.060%	8-2-10	$53,800,000	53,799,911

			Shares	Value

Securities Lending Collateral 4.13%				48,173,340
John Hancock Collateral Investment Trust (W)	0.3385%(Y)		4,812,329	48,173,340

Total investments (Cost $1,117,080,678)† 104.10%				$1,212,915,672

Other assets and liabilities, net (4.10%)				($47,756,805)

Total net assets 100.00%				$1,165,158,867

8

John Hancock Balanced Fund
As of 7-31-10 (Unaudited)

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

CAD Canadian Dollar

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

MTN Medium-Term Note

SADR Sponsored American Depositary Receipts

TBA To be announced

(D) Principal amount of security is adjusted for inflation.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 7-31-10.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. The investment represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 7-31-10.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 7-31-10, the aggregate cost of investment securities for federal income tax purposes was $1,161,872,341. Net unrealized appreciation aggregated $51,043,331, of which $115,468,154 related to appreciated investment securities and $64,424,823 related to depreciated investment securities.

9

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2010, by major security category or type:

			Level 2	Level 3
			Significant	Significant
	Total Market	Level 1 Quoted	Observable	Unobservable
	Value at 7-31-10	Price	Inputs	Inputs
Corporate Bonds & Warrants	$234,776,169	$35,408	$234,740,761	-
U.S. Government & Agency
Obligations	168,747,339	-	168,747,339	-
Collateralized Mortgage Obligations	22,104,315	-	20,550,235	$1,554,080
Asset Backed Securities	5,944,371	-	5,944,371	-
Preferred Stocks	1,254,045	1,254,045	-	-
Common Stocks
Consumer Discretionary	70,232,986	70,232,986	-	-
Consumer Staples	47,388,435	47,388,435	-	-
Energy	88,925,810	88,925,810	-	-
Financials	109,576,290	109,576,290	-	-
Health Care	63,340,880	63,340,880	-	-
Industrials	60,210,122	60,209,011	-	1,111
Information Technology	154,855,586	154,855,586	-	-
Materials	51,379,246	51,379,246	-	-
Telecommunication Services	9,013,620	9,013,620	-	-
Utilities	23,193,207	23,193,207	-	-
Short-Term Investments	101,973,251	48,173,340	53,799,911	-
Total Investments in Securities	$1,212,915,672	$727,577,864	$483,782,617	$1,555,191

10

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed	Collateralized Mortgage
	Securities	Obligations	Industrials	Total
Balance as of 10-31-09	$750,000	$2,591,996	$1,111	$3,343,107
Accrued discounts/premiums	-	-	-	-
Realized gain (loss)	-	2,626,148	-	2,626,148
Change in unrealized appreciation
(depreciation)	-	(2,298,469)	-	(2,298,469)
Net purchases (sales)	-	(1,365,595)	-	(1,365,595)
Transfers in and/or out of Level 3	(750,000)	-	-	(750,000)
Balance as of 7-31-10	-	$1,554,080	$1,111	$1,555,191

During the nine month period ended July 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value (NAV). JHCIT has a floating NAV and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

When-issued/delayed delivery securities. The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Schedule of Securities Sold Short). At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of

11

transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Stripped securities. Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal because the counterparty or issuer has defaulted on its obligation.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities.

12

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Balanced Fund.

13

360Q3 7/10
9/10

John Hancock
MUTUAL FUNDS

John Hancock Large Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2010

John Hancock Large Cap Equity Fund
As of 7-31-10 (Unaudited)

	Shares	Value

Common Stocks 96.64%		$2,502,649,854
(Cost $2,591,471,175)

Consumer Discretionary 9.58%		248,092,880

Automobiles 0.22%
Ford Motor Company (I)(L)	434,752	5,551,783

Diversified Consumer Services 1.20%
Apollo Group, Inc., Class A (I)(L)	670,338	30,922,692

Hotels, Restaurants & Leisure 0.96%
McDonald's Corp.	357,786	24,948,418

Household Durables 0.80%
Pulte Group, Inc. (I)(L)	2,367,840	20,789,635

Media 3.15%
News Corp., Class B (L)	2,672,720	39,529,529
Sirius XM Radio, Inc. (I)	35,707,915	36,779,152
The Washington Post Company, Class B	12,548	5,276,309

Specialty Retail 1.24%
Best Buy Company, Inc.	928,041	32,165,901

Textiles, Apparel & Luxury Goods 2.01%
NIKE, Inc., Class B (L)	707,896	52,129,461

Consumer Staples 6.77%		175,322,386

Food & Staples Retailing 2.95%
The Kroger Company	1,113,630	23,586,683
Walgreen Company	1,850,692	52,837,257

Food Products 2.32%
Archer-Daniels-Midland Company	1,366,425	37,385,388
Bunge, Ltd. (L)	210,808	10,466,617
Ralcorp Holdings, Inc. (I)(L)	210,189	12,275,038

Household Products 1.50%
The Procter & Gamble Company	633,934	38,771,403

Energy 12.96%		335,744,811

Energy Equipment & Services 0.97%
Baker Hughes, Inc. (L)	523,540	25,271,276

Oil, Gas & Consumable Fuels 11.99%
Canadian Natural Resources, Ltd. (L)	343,318	11,817,006
CONSOL Energy, Inc.	602,015	22,563,522
Denbury Resources, Inc. (I)(L)	3,909,338	61,923,914
OGX Petroleo e Gas Participacoes SA (I)	4,961,679	52,443,491
Southwestern Energy Company (I)	1,351,510	49,262,540
Suncor Energy, Inc.	3,413,143	112,463,062

Financials 16.00%		414,330,293

Capital Markets 7.41%
BlackRock, Inc. (L)	133,455	21,017,828
Franklin Resources, Inc.	299,426	30,116,267
Lazard, Ltd., Class A	1,156,318	34,307,955
Morgan Stanley	810,227	21,868,027
State Street Corp.	161,524	6,286,514
The Charles Schwab Corp. (L)	3,820,114	56,499,486
The Goldman Sachs Group, Inc.	145,445	21,936,015

1

John Hancock Large Cap Equity Fund
As of 7-31-10 (Unaudited)

	Shares	Value

Financials (continued)

Commercial Banks 0.53%
Wells Fargo & Company	492,852	$13,666,786

Diversified Financial Services 3.64%
Bank of America Corp.	4,841,009	67,967,766
JPMorgan Chase & Company	652,637	26,288,218

Insurance 4.42%
ACE, Ltd.	414,427	21,997,785
Berkshire Hathaway, Inc., Class B (I)	528,800	41,309,856
Prudential Financial, Inc.	891,391	51,067,790

Health Care 9.09%		235,285,902

Biotechnology 3.15%
Amgen, Inc. (I)	1,148,653	62,636,048
Cephalon, Inc. (I)(L)	331,798	18,829,537

Health Care Providers & Services 1.31%
Laboratory Corp. of America Holdings (I)	159,420	11,634,472
McKesson Corp.	353,512	22,207,624

Pharmaceuticals 4.63%
Abbott Laboratories	596,015	29,252,416
Pfizer, Inc.	6,048,387	90,725,805

Industrials 8.60%		222,675,527

Aerospace & Defense 1.20%
Honeywell International, Inc.	725,271	31,085,115

Commercial Services & Supplies 3.13%
Republic Services, Inc.	2,543,034	81,021,063

Electrical Equipment 0.81%
ABB, Ltd., SADR (I)	1,041,714	21,021,789

Industrial Conglomerates 1.75%
Tyco International, Ltd.	1,181,521	45,228,624

Machinery 1.71%
Deere & Company	372,447	24,834,766
Illinois Tool Works, Inc.	447,797	19,479,170

Oil, Gas & Consumable Fuels 0.00%
Brazil Ethanol, Inc. (I)(S)	500,000	5,000

Information Technology 21.55%		558,188,760

Communications Equipment 2.97%
QUALCOMM, Inc.	2,017,782	76,837,139

Computers & Peripherals 6.28%
Apple, Inc. (I)	194,546	50,046,959
Dell, Inc. (I)	6,681,701	88,465,721
EMC Corp. (I)	1,224,067	24,224,286

Electronic Equipment, Instruments & Components 1.50%
Corning, Inc.	2,146,293	38,890,829

Internet Software & Services 3.50%
eBay, Inc. (I)	2,123,518	44,402,761
Google, Inc., Class A (I)	95,423	46,265,842

2

John Hancock Large Cap Equity Fund
As of 7-31-10 (Unaudited)

			Shares	Value

Information Technology (continued)

Software 7.30%
Intuit, Inc. (I)(L)			2,016,951	$80,173,802
Microsoft Corp.			4,218,575	108,881,421

Materials 7.53%				194,979,662

Chemicals 3.32%
Ecolab, Inc.			1,099,830	53,792,685
Monsanto Company			554,175	32,053,482

Containers & Packaging 0.84%
Owens-Illinois, Inc. (I)			787,019	21,761,075

Metals & Mining 3.37%
Avalon Rare Metals, Inc. (I)			1,765,920	4,603,536
Barrick Gold Corp. (L)			1,639,824	67,396,766
Freeport-McMoRan Copper & Gold, Inc.			166,799	11,932,800
Molycorp, Inc. (I)			278,713	3,439,318

Telecommunication Services 1.28%				33,117,319

Wireless Telecommunication Services 1.28%
Vodafone Group PLC, SADR (L)			1,410,448	33,117,319

Utilities 3.28%				84,912,314

Electric Utilities 0.56%
PPL Corp.			529,683	14,455,049

Gas Utilities 1.24%
EQT Corp.			877,338	32,180,758

Water Utilities 1.48%
American Water Works Company, Inc.			1,790,295	38,276,507

		Maturity
	Rate	date	Par value	Value

Collateralized Mortgage
Obligations 0.19%				$4,992,331
(Cost $7,506)

Collateralized Mortgage Obligations 0.19%				4,992,331
Harborview Mortgage Loan Trust ,
Series 2005-10-X IO	2.357%	11-19-35	$131,485,089	4,992,331

Corporate Bonds 0.00%				$56,000
(Cost $286,174)

Industrials 0.00%				56,000

Airlines 0.00%
Northwest Airlines, Inc., Escrow Certificates (I)	6.625	5-15-23	25,000,000	50,000
Northwest Airlines, Inc., Escrow Certificates (I)	7.625	11-15-23	3,000,000	6,000

			Shares	Value

Warrants 0.01%				$140,108
(Cost $90,375)

Avalon Rare Metals, Inc. (Expiration date: 9-17-11; strike price: CAD 3.00) (I)			384,000	140,108

3

John Hancock Large Cap Equity Fund
As of 7-31-10 (Unaudited)

Short-Term Investments 7.94%				$205,472,406
(Cost $205,487,493)
		Maturity	Par value
	Yield*	date		Value

Short-Term Securities 3.17%				81,899,864
Federal Home Loan Bank Discount Notes	0.060%	8-2-10	$81,900,000	81,899,864

			Shares	Value
Securities Lending Collateral 4.77%				123,572,542
John Hancock Collateral Investment Trust(W)	0.3385%(Y)		12,344,416	123,572,542

Total investments (Cost $2,797,342,723)† 104.78%				$2,713,310,699

Other assets and liabilities, net (4.78%)				($123,720,605)

Total net assets 100.00%			$2,589,590,094

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

CAD Canadian Dollar

IO Interest Only Security – Interest Tranche of Stripped Mortgage Pool

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 7-31-10.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 7-31-10.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 7-31-10, the aggregate cost of investment securities for federal income tax purposes was $2,809,850,018. Net unrealized depreciation aggregated $96,539,319, of which $174,473,509 related to appreciated investment securities and $271,012,828 related to depreciated investment securities.

The portfolio had the following country concentration as a percentage of total net assets on 7-31-10:

United States	83%
Canada	8%
Switzerland	3%
Brazil	2%
United Kingdom	1%
Short-Term Investments & Other	3%

4

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2010, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/10	Price	Inputs	Inputs
Common Stocks & Warrants
Consumer Discretionary	$248,092,880	$248,092,880	—	—
Consumer Staples	175,322,386	175,322,386	—	—
Energy	335,744,811	335,744,811	—	—
Financials	414,330,293	414,330,293	—	—
Health Care	235,285,902	235,285,902	—	—
Industrials	222,675,527	222,670,527	—	$5,000
Information Technology	558,188,760	558,188,760	—	—
Materials	195,119,770	194,979,662	$140,108	—
Telecommunication Services	33,117,319	33,117,319	—	—
Utilities	84,912,314	84,912,314	—	—
Fixed Income Securities
Collateralized Mortgage Obligations	4,992,331	—	—	4,992,331
Corporate Bonds	56,000	—	6,000	50,000
Short-Term Investments	205,472,406	123,572,542	81,899,864	—
Total investments in Securities	$2,713,310,699	$2,626,217,396	$82,045,972	$5,047,331

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Collateralized
	Mortgage Obligations	Corporate Bonds	Industrials	Totals
Balance as of 10/31/09	$10,231,903	$31,250	$5,000	$10,268,153
Accrued discounts/premiums	-	-	-	-
Realized gain (loss)	2,638,451	-	-	2,638,451
Change in unrealized appreciation
(depreciation)	305,228	18,750	-	323,978
Net purchases (sales)	(8,183,251)	-	-	(8,183,251)
Transfers in and/or out of Level 3	-	-	-	-
Balance as of 7/31/10	$4,992,331	$50,000	$5,000	$5,047,331

5

During the nine month period ended July 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value (NAV). JHCIT has a floating NAV and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund. 7

500Q3 7/10
9/10

John Hancock

MUTUAL FUNDS

John Hancock Small Cap Intrinsic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2010

John Hancock Small Cap Intrinsic Value Fund
As of 7-31-10 (Unaudited)

	Shares	Value

Common Stocks 99.62%		$356,598,340
(Cost $353,304,108)

Consumer Discretionary 37.57%		134,485,546

Auto Components 0.90%
Azure Dynamics Corp. (I)	10,000,000	3,209,961

Diversified Consumer Services 1.66%
ChinaCast Education Corp. (I)	870,000	5,950,800

Hotels, Restaurants & Leisure 6.39%
Carrols Restaurant Group, Inc. (I)	748,200	3,875,676
DineEquity, Inc. (I)	65,000	2,369,900
Domino's Pizza, Inc. (I)	1,300,000	16,627,000

Household Durables 7.90%
MDC Holdings, Inc.	469,466	13,670,850
Pulte Group, Inc. (I)	1,662,693	14,598,445

Media 9.19%
MDC Partners, Inc., Class A	688,452	8,488,613
Sirius XM Radio, Inc. (I)	11,736,658	12,088,758
The Washington Post Company, Class B	29,341	12,337,597

Multiline Retail 2.94%
Retail Ventures, Inc. (I)	1,086,078	10,524,096

Specialty Retail 3.51%
bebe stores, inc.	15,000	89,250
Collective Brands, Inc. (I)	779,400	12,485,988

Textiles, Apparel & Luxury Goods 5.08%
Iconix Brand Group, Inc. (I)	782,443	12,879,012
Joe's Jeans, Inc. (I)	2,755,000	5,289,600

Consumer Staples 0.22%		773,836

Food & Staples Retailing 0.22%
Rite Aid Corp. (I)	782,443	773,836

Energy 12.12%		43,392,115

Energy Equipment & Services 2.28%
Atwood Oceanics, Inc. (I)	100,000	2,720,000
Seahawk Drilling, Inc. (I)	550,000	5,461,500

Oil, Gas & Consumable Fuels 9.84%
Delta Petroleum Corp. (I)	1,956,109	1,594,229
Denbury Resources, Inc. (I)	929,152	14,717,768
Forest Oil Corp. (I)	244,513	6,990,627
Penn Virginia Corp.	273,855	5,203,245
Plains Exploration & Production Company (I)	297,328	6,704,746

Financials 24.00%		85,922,856

Capital Markets 5.74%
International Assets Holding Corp. (I)	220,000	3,726,800
Lazard, Ltd., Class A	567,271	16,830,931

Commercial Banks 2.51%
Bond Street Holdings LLC, Class A (I)(S)	450,000	9,000,000

Diversified Financial Services 6.77%
MSCI, Inc. (I)	361,880	11,677,868

1

John Hancock Small Cap Intrinsic Value Fund
As of 7-31-10 (Unaudited)

	Shares	Value
Diversified Financial Services (continued)
PICO Holdings, Inc. (I)	401,002	$12,567,403

Insurance 3.88%
Assured Guaranty, Ltd.	498,807	7,831,270
Maiden Holdings, Ltd.	880,249	6,038,508

Real Estate Investment Trusts 3.06%
Invesco Mortgage Capital, Inc. (V)	537,930	10,946,876

Real Estate Management & Development 1.10%
China Housing & Land Development, Inc. (I)	422,000	962,160
The St. Joe Company (I)	96,000	2,475,840
Xinyuan Real Estate Company, Ltd., ADR (I)	180,000	502,200

Thrifts & Mortgage Finance 0.94%
Northeast Community Bancorp, Inc.	590,000	3,363,000

Health Care 2.79%		10,002,083

Health Care Equipment & Supplies 2.49%
Hologic, Inc. (I)	630,000	8,908,200

Pharmaceuticals 0.30%
Novabay Pharmaceuticals, Inc. (I)	541,526	1,093,883

Industrials 7.25%		25,932,784

Building Products 1.18%
USG Corp. (I)	352,099	4,232,230

Commercial Services & Supplies 0.77%
The Brinks Company	125,000	2,737,500

Professional Services 4.02%
Verisk Analytics, Inc., Class A (I)	484,137	14,374,028

Trading Companies & Distributors 1.28%
RSC Holdings, Inc. (I)	586,832	4,589,026

Information Technology 6.80%		24,323,738

Communications Equipment 1.27%
DG Fastchannel, Inc. (I)	30,000	1,143,900
Hughes Communications, Inc. (I)	80,000	2,006,400
Ruggedcom, Inc. (I)	97,805	1,402,311

IT Services 4.32%
Broadridge Financial Solutions, Inc.	718,870	14,593,061
Euronet Worldwide, Inc. (I)	55,673	874,066

Semiconductors & Semiconductor Equipment 1.21%
Teradyne, Inc. (I)	400,000	4,304,000

Materials 7.67%		27,463,267

Containers & Packaging 3.22%
Graham Packaging Company, Inc. (I)	982,281	11,531,979

Metals & Mining 3.85%
Minefinders Corp. Ltd. (I)	180,000	1,542,600
Royal Gold, Inc.	60,000	2,647,800
Silver Standard Resources, Inc. (I)	586,832	9,600,568

Paper & Forest Products 0.60%
Louisiana-Pacific Corp. (I)	294,000	2,140,320

2

John Hancock Small Cap Intrinsic Value Fund
As of 7-31-10 (Unaudited)

			Shares	Value

Utilities 1.20%				$4,302,115

Water Utilities 1.20%
American Water Works Company, Inc.			175,610	3,754,542
Purecycle Corp. (I)			226,270	547,573

	Number of
	contracts	Exercise price	Expiration date	Value

Options Purchased 0.24%				$846,250
(Cost $699,250)

Options - Calls 0.24%				846,250
Liberty Global, Inc., Class A, Call (I)	2,000	$30.00	1-22-11	475,000
Liberty Global, Inc., Class A, Call (I)	250	15.00	1-21-12	371,250

	Yield*	Maturity date	Par value	Value

Short-Term Investments 1.20%				$4,299,993
(Cost $4,299,993)

Short-Term Securities 1.20%				4,299,993
Federal Home Loan Bank Discount Notes	0.060%	8-2-10	$4,300,000	4,299,993

Total investments (Cost $358,303,351)† 101.06%				$361,744,583

Other assets and liabilities, net (1.06%)				($3,785,406)

Total net assets 100.00%				$357,959,177

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The Fund owns 5% or more of the outstanding voting securities of the issuer.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 7-31-10, the aggregate cost of investment securities for federal income tax purposes was $359,295,279. Net unrealized appreciation aggregated $2,449,304, of which $37,053,114 related to appreciated investment securities and $34,603,810 related to depreciated investment securities.

The portfolio had the following country concentration as a percentage of total net assets on 7-31-10:

United States	87%
Canada	7%
Bermuda	4%
China	2%

3

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2010, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/10	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$134,485,546	$131,275,585	$3,209,961	—
Consumer Staples	773,836	773,836	—	—
Energy	43,392,115	43,392,115	—	—
Financials	85,922,856	76,922,856	—	$9,000,000
Health Care	10,002,083	10,002,083	—	—
Industrials	25,932,784	25,932,784	—	—
Information Technology	24,323,738	24,323,738	—	—
Materials	27,463,267	27,463,267	—	—
Utilities	4,302,115	4,302,115	—	—
Options Purchased	846,250	846,250	—	—
Short-Term Securities	4,299,993	—	4,299,993	—
Total investments in Securities	$361,744,583	$345,234,629	$7,509,954	$9,000,000

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 10/31/09	-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation
(depreciation)	($54,000)
Net purchases (sales)	9,054,000
Net transfers in and/out of Level 3	-
Balance as of 7/31/10	$9,000,000

4

During the nine month period ended July 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the security of this issuer during the nine month period ended July 31, 2010, is set forth below:

	Beginning	Ending	Realized
	share	share	gain	Dividend	Ending
Affiliate	amount	amount	(loss)	income	value
Invesco Mortgage Capital, Inc.
Bought: 550,000 Sold: 12,070	-	537,930	($5,963)	$407,000	$10,946,876

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.
6
640Q3 7/10
9/10

John Hancock
MUTUAL FUNDS

John Hancock Global Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2010

John Hancock Global Opportunities Fund
As of 7-31-10 (Unaudited)

	Shares	Value

Common Stocks 92.96%		$565,933,685
(Cost $511,140,908)

Brazil 15.52%		94,500,806
Companhia de Saneamento Basico de Estado de Sao Paulo, ADR	654	26,036
GP Investments, Ltd. (I)	3,697,196	14,714,788
Invest Tur Brasil - Desenvolvimento Imobiliario Turistico SA (I)(Q)	1,926,096	18,157,080
LLX Logistica SA (I)	3,886,100	19,664,709
OGX Petroleo e Gas Participacoes SA (I)	2,813,515	29,738,028
Santos Brasil Participacoes SA	1,279,526	12,200,165

Canada 7.25%		44,142,352
Avalon Rare Metals, Inc. (I)	2,824,045	7,361,938
Fortune Minerals, Ltd. (I)(Q)	8,257,068	5,220,665
Franco-Nevada Corp.	632,874	19,286,944
Lundin Mining Corp. (I)	2,424,041	9,431,607
Silver Standard Resources, Inc. (I)	173,668	2,841,208

France 5.94%		36,137,855
Electricite de France	492,643	20,971,428
France Telecom SA, SADR	723,244	15,166,427

Germany 1.95%		11,874,643
Deutsche Telekom AG, SADR	887,492	11,874,643

Hong Kong 4.19%		25,500,839
Geely Automobile Holdings Company, Ltd.	55,787,053	20,856,134
Natural Beauty Bio-Technology, Ltd.	25,059,890	4,644,705

India 3.27%		19,894,436
Reliance Capital, Ltd. (I)	469,685	7,944,716
Reliance Infrastructure, Ltd.	282,243	6,739,194
Sun Pharmaceutical Industries, Ltd.	137,655	5,210,526

Indonesia 5.14%		31,303,429
Bumi Resources Tbk PT	162,122,557	31,303,429

Japan 2.56%		15,583,024
Chiyoda Corp.	2,157,618	15,583,024

Spain 3.29%		20,004,949
Abengoa SA (I)	761,505	20,004,949

Thailand 4.80%		29,257,661
Bangkok Chain Hospital PCL	7,770,258	1,194,742
Bangkok Dusit Medical Service PCL	15,136,189	13,717,538
Bumrungrad Hospital PCL	15,828,963	14,345,381

United Kingdom 2.18%		13,284,021
Vodafone Group PLC, SADR	565,759	13,284,021

United States 36.87%		224,449,670
Brazil Ethanol, Inc. (I),(S)	301,903	3,019
Bunge, Ltd.	328,521	16,311,068
Collective Brands, Inc. (I)	157,635	2,525,313
Denbury Resources, Inc. (I)	1,856,709	29,410,270
Google, Inc., Class A (I)	42,173	20,447,579

1

John Hancock Global Opportunities Fund
As of 7-31-10 (Unaudited)

			Shares	Value

United States (continued)
Hewlett-Packard Company			273,314	$12,583,377
MB Financial, Inc.			97,480	1,690,303
Microsoft Corp.			829,282	21,403,768
Molycorp, Inc. (I)			316,612	3,906,992
Monsanto Company			179,649	10,390,898
Pfizer, Inc.			582,123	8,731,845
Plains Exploration & Production Company (I)			723,460	16,314,023
Rex Energy Corp. (I)			1,179,819	12,506,081
Sirius XM Radio, Inc. (I)			43,067,129	44,359,143
TXCO Resources, Inc. (I)			339,330	0
Warren Resources, Inc. (I)(Q)			7,600,634	23,865,991

Warrants 2.02%				$12,291,102
(Cost $11,219,737)

Canada 0.05%				278,492
Avalon Rare Metals, Inc. (Expiration date: 9-17-11, Strike price: CAD 3.00) (I)			595,000	217,094
Fortune Minerals, Ltd., (Expiration date 9-02-11; strike price CAD 0.80) (I)			344,154	60,258
Fortune Minerals, Ltd., (Expiration date 12-03-11; strike price CAD 0.80) (I)			293,996	1,140

United States 1.97%				12,012,610
JPMorgan Chase & Company, (Expiration date 10-28-18; strike price $42.42) (I)			842,399	12,012,610

Options Purchased 0.25%				$1,496,895
(Cost $1,615,563)

United States 0.25%				1,496,895
Netflix, Inc. Put (Expiration Date: 12-18-10; Strike Price: 115.00) (I)			44,700	900,705
Salesforce.com, Inc. Put (Expiration Date: 1-22-11; Strike Price: 85.00) (I)			87,900	536,190
Sirius XM Radio, Inc. Call (Expiration Date: 8-21-10; Strike Price: 1.00) (I)			1,000,000	60,000

		Maturity	Par value
	Yield*	date		Value

Short-Term Investments 10.02%				$61,036,632
(Cost $61,036,632)

Short-Term Securities 10.02%				61,036,632
Citibank Argentina Cash Reserve	Zero Coupon	10-14-10
		to 10-20-10	$36,733	36,733
Federal Home Loan Bank Discount Notes	0.060%	08-02-10	61,000,000	60,999,899

Total investments (Cost $585,012,840)† 105.25%				$640,758,314

Other assets and liabilities, net (5.25%)				($31,969,887)

Total net assets 100.00%				$608,788,427

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

CAD Canadian Dollar

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(Q) The Fund owns 5% or more of the outstanding voting securities of the issuer.

2

John Hancock Global Opportunities Fund
As of 7-31-10 (Unaudited)

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 7-31-10, the aggregate cost of investment securities for federal income tax purposes was $589,490,658. Net unrealized appreciation aggregated $51,267,656, of which $59,277,221 related to appreciated investment securities and $8,009,565 related to depreciated investment securities.

The portfolio had the following sector distribution as a percentage of total net assets on 7-31-10.

Energy	23%
Consumer Discretionary	11%
Industrials	11%
Materials	10%
Information Technology	9%
Financials	9%
Health Care	7%
Telecommunication Services	7%
Utilities	5%
Consumer Staples	3%
Short-Term Investments & Other	5%

3

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as July 31, 2010, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07-31-10	Price	Inputs	Inputs
Brazil	$94,500,806	$94,500,806	—	—
Canada	44,142,352	44,142,352	—	—
France	36,137,855	15,166,427	$20,971,428	—
Germany	11,874,643	11,874,643	—	—
Hong Kong	25,500,839	—	25,500,839	—
India	19,894,436	—	19,894,436	—
Indonesia	31,303,429	—	31,303,429	—
Japan	15,583,024	—	15,583,024	—
Spain	20,004,949	—	20,004,949	—
Thailand	29,257,661	—	29,257,661	—
United Kingdom	13,284,021	13,284,021	—	—
United States	224,449,670	224,446,651	—	$3,019
Warrants	12,291,102	12,072,868	218,234	—
Options Purchased	1,496,895	1,496,895	—	—
Short-Term Securities	61,036,632	—	61,036,632	—
Total Investments in Securities	$640,758,314	$416,984,663	$223,770,632	$3,019
Other Financial Instruments
Forward Foreign Currency Contracts	(4,648,305)	—	(4,648,305)	—
Totals	$636,110,009	$416,984,663	$219,122,327	$3,019

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

United States
Balance as of 10-31-09	$3,019
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(135,732)
Net purchases (sales)	-
Net transfers in and out of Level 3	135,732
Balance as of 7-31-10	$3,019

4

During the nine month period ended July 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the nine month period ended July 31, 2010, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. The following table summarizes the contracts held at July 31, 2010. The range of forward foreign currency contracts notional amounts held by the Fund during the nine months ended July 31, 2010 was $40.8 million to $150.0 million.

5

		Principal
		Amount
	Principal Amount	Covered by			Unrealized
	Covered by	Contract		Settlement	Appreciation
Currency	Contract	(USD)	Counterparty	Date	(Depreciation)
Buys
Japanese Yen	1,497,905,000	$16,789,834	Toronto Dominion Bank	9-30-10	$557,199
Pound Sterling	9,800,000	14,676,921	Royal Bank of Canada	9-30-10	696,597
		$31,466,755			$1,253,796

Sells
Canadian Dollar	12,230,184	$11,696,642	UBS AG	9-30-10	($190,879)
Euro	49,700,000	61,035,328	Royal Bank of Canada	9-30-10	(3,725,375)
Japanese Yen	1,497,905,000	16,798,495	Toronto Dominion Bank	9-30-10	(548,537)
Pound Sterling	19,390,000	28,980,294	Royal Bank of Canada	9-30-10	(1,437,310)
		$118,510,759			($5,902,101)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at July 31, 2010 by risk category:

		Asset	Liabilities
		Derivatives Fair	Derivatives Fair
Risk	Financial Instruments Locations	Value	Value
Foreign exchange contracts	Forward foreign currency
	exchange contracts	$1,253,796	($5,902,101)

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s prospectus, semi-annual and annual reports.

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the Investment Company Act of 1940, as amended (the 1940 Act) are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the nine month period ended July 31, 2010, is set forth below:

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain (loss)	income	value
Warren Resources, Inc.
Bought: 3,793,992
Sold: 0	3,806,642	7,600,634	-	-	$23,865,991
Fortune Minerals, Ltd.
Bought: 5,946,669
Sold: 688,308	2,998,677	8,257,068	-	-	$5,220,655
Invest Tur Brasil - Desenvolvimento Imobiliario Turistico SA
Bought: 1,871,527
Sold: 0	54,569	1,926,096	-	-	$18,157,080

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.
7
690Q3 7/10
9/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 22, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 22, 2010